Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

9. Leases

As of June 30, 2023, the Company had ten operating leases of real property for office and laboratory use, for which the Company recorded right-of-use assets and lease liabilities as of the ASU 2016-02 effective date or lease commencement date, if later. In addition, three of the Company’s leases met the short-term exception, having lease terms of 12 months or less, and are therefore not recorded on the Company’s balance sheet. The Company’s leases do not include purchase options. Where the Company’s leases contain options to extend the lease term, the extended lease term is only included in the measurement of the lease when it is reasonably certain to remain in the lease beyond the non-cancelable term. The Company’s leases contain variable lease costs, which pertain to common area maintenance and other operating charges, that are expensed as incurred.

Summary of lease costs recognized under ASU 2016-02

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Lease cost
Operating lease cost	$1,170	$1,144	$2,309	$2,343
Variable lease cost	1,340	1,170	2,676	2,313
Short-term lease cost	109	76	182	151
	$2,619	$2,390	$5,167	$4,807
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			$2,570	$2,501
Right of use assets obtained in exchange for new operating lease liabilities			$2,090	$1,479
Weighted average remaining lease term (in years)			1.89	2.6
Weighted average discount rate			6.01%	4.71%

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at June 30, 2023, the following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2023:

June 30,
2023
Operating lease liabilities payment
2023	$2,512
2024	4,766
2025	1,856
Total lease payments	$9,134
Less: imputed interest	(506)
Present value of lease liability	$8,628